Revenue and government financing for research expenditures - Disclosure of Variance of Deferred Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue – current portion	€ 6,560	€ 12,500	€ 11,299
Deferred revenue – non-current portion	7,921	25,413	32,674
Deferred revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	37,913	43,973	89,112
Recognition in P&L	(39,776)	(7,497)	(47,038)
Proceeds	47,687	353	(4,365)
Transfer from collaboration liabilities	(30,989)	1,084	(2,465)
Contract liabilities at end of period	14,481	37,913	43,973
Deferred revenue | Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	20,159	26,572	62,657
Recognition in P&L	(22,376)	(7,497)	(33,620)
Proceeds	47,687	0	0
Transfer from collaboration liabilities	(30,989)	1,084	(2,465)
Contract liabilities at end of period	14,481	20,159	26,572
Deferred revenue | IPH5201
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	0	9,054
Recognition in P&L		0	(13,418)
Proceeds		0	4,365
Transfer from collaboration liabilities		0	0
Contract liabilities at end of period		0	0
Deferred revenue | Preclinical molecules
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	17,400	17,400	17,400
Recognition in P&L	(17,400)	0	0
Proceeds	0	0	0
Transfer from collaboration liabilities	0	0	0
Contract liabilities at end of period	0	17,400	17,400
Deferred revenue | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	353	0
Recognition in P&L	(353)	0
Proceeds	0	353
Transfer from collaboration liabilities	0	0
Contract liabilities at end of period	€ 0	€ 353	€ 0